Income taxes (Details Narrative) - MYR (RM)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate		24.00%	24.00%	24.00%
Income tax examination, description			the Malaysia tax authorities have up to five years to conduct examinations of the tax filings of The Target Company’s Malaysia entity.
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Paid up capital	RM 2,500,000	RM 2,500,000	RM 2,500,000
Income from business operations		RM 50,000,000	RM 50,000,000
MALAYSIA | First Tax Payment [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Taxable threshold income tax rate		17.00%	17.00%
Taxable threshold income		RM 600,000	RM 600,000
MALAYSIA | After Threshold Limit [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Taxable threshold income tax rate		24.00%	24.00%
Taxable threshold income		RM 600,000	RM 600,000
Foreign Tax Jurisdiction, Other [Member] | MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	24.00%	24.00%	24.00%	24.00%